Note 17 - Commitments - Future Minimum Lease Payments for All Noncancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 1,216
2018	356
2019	202
2020	68
Total minimum lease payments	$ 1,842